Label	Element	Value
MFS Lifetime 2040 Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 12, 2026, to the Prospectus dated August 28, 2025.

MFS® Lifetime® 2040 Fund

Effective immediately, the eighth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the fourth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	78%
Bond Funds and Money Market Fund	22%

All percentages are rounded to the nearest percent.

Effective immediately, the tenth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the sixth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	77.0%
U.S. Equity Funds	49.4%
International Equity Funds	19.8%
Non-Traditional Funds	7.8%
Bond Funds and Money Market Fund	23.0%
Bond Funds	22.0%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Lifetime® 2040 Fund